Stock-based compensation - Plan activity (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (options)		(8,480)		(193,250)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (options)	1,834,794	1,647,474		2,250,804
Granted (options)	1,517,400	287,700		260,000
Exercised (options)		(8,480)	[1]	(193,250)	[1]
Forfeited (options)	(366,472)	(91,900)		(120,080)
Modified (options)				(550,000)	[2]
Ending balance (options)	2,985,722	1,834,794		1,647,474
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)	8.79	9.25		7.84
Granted (CAD per share)	2.83	6.56		9.77
Exercised (CAD per share)		4.15	[1]	4.98	[1]
Forfeited (CAD per share)	9.10	10.42		10.30
Modified (CAD per share)				5.00	[2]
Ending balance (CAD per share)	5.72	8.79		9.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average fair value per option granted (CAD per share)	1.88	4.38		6.79
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%		0.00%
Expected volatility	74.52%	75.22%		78.59%
Risk-free interest rate	1.02%	1.32%		2.65%
Expected life (years)	6 years 4 months 24 days	6 years 3 months 18 days		6 years 1 month 6 days
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (options)	550,000	550,000		550,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average fair value per option granted (CAD per share)	1.68	2.40		9.30
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%		0.00%
Expected volatility	71.74%	74.99%		76.74%
Risk-free interest rate	0.26%	0.54%		1.77%
Expected life (years)	2 years 1 month 6 days	3 years 1 month 10 days		6 years 1 month 6 days
Deferred performance share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Ending balance (options)	0
Deferred performance share unit plan | Deferred performance share units (DPSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)		432,519		507,295
Forfeited (units)				(74,776)
Expired (units)		(41,117)
Converted to (units)		(391,402)
Ending balance (units)		0		432,519
Restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	1,175,565	382,476		468,815
Granted (units)	625,405	695,086
Settled (units)	(345,679)	(27,850)
Forfeited (units)	(364,446)	(102,022)		(86,339)
Converted from (units)		227,875
Ending balance (units)	1,090,845	1,175,565		382,476
Directors' deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	465,266	337,018		263,266
Granted (units)	266,091	128,248		73,752
Settled (units)	(63,413)	0
Ending balance (units)	667,944	465,266		337,018

[1]	All stock options exercised resulted in new common shares being issued (note 19(a))
[2]	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 24(c))